CONTINGENCIES Loss Contingencies (Details) (USD $)	Jun. 25, 2014 LegalMatter	Jun. 26, 2013	Jun. 25, 2014 August 2004 California lawsuit [Member]	Aug. 06, 2014 Subsequent Event [Member] August 2004 California lawsuit [Member]
Loss Contingencies [Line Items]
Litigation reserves	$ 39,500,000	$ 0	$ 39,000,000
Loss Contingency, Range of Possible Loss, Maximum				$ 56,500,000
Number of threatened or pending claims expected to have a material adverse effect	0